Summary of Significant Accounting Policies - Additional Information (Detail) - USD ($)		12 Months Ended
	Jan. 01, 2018	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Significant Accounting Policies [Line Items]
Intangible assets amortization period		10 years
Impairment loss		$ 363,000
Impairment of intangible assets		0
Advertising expense		150,275,000	$ 144,777,000	$ 102,770,000
Valuation allowance		18,007,000	$ 42,584,000	$ 45,526,000	$ 46,189,000
Estimated right of use asset to be recognized upon adoption of ASU		5,400,000
Estimated operating lease liabilities to be recognized upon adoption of ASU		$ 5,400,000
Software Development [member]
Significant Accounting Policies [Line Items]
Software internally developed amortization period		3 years
Accounting Standards Update 2014-09 [member]
Significant Accounting Policies [Line Items]
Cumulative effect of change in accounting principle	$ 42,800,000
Accounting Standards Update 2014-09 [member] | Commissions and Customer Fees [member]
Significant Accounting Policies [Line Items]
Cumulative effect of change in accounting principle	26,400,000
Accounting Standards Update 2014-09 [member] | Pay-at destination model [member]
Significant Accounting Policies [Line Items]
Cumulative effect of change in accounting principle	$ 10,500,000
Merchant Model [member] | Customer Concentration Risk [member] | Sales Revenue [member]
Significant Accounting Policies [Line Items]
Customer concentration risk		80.00%
Agency Model [member] | Customer Concentration Risk [member] | Sales Revenue [member]
Significant Accounting Policies [Line Items]
Customer concentration risk		5.00%
Advertising Revenue [member] | Customer Concentration Risk [member]
Significant Accounting Policies [Line Items]
Customer concentration risk		15.00%